SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CHINA
Balance sheet items, except for equity accounts	6.7851	7.1636
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9940	7.2143	7.2248
HONG KONG
Balance sheet items, except for equity accounts	7.8420	7.8499
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.8118	7.7893	7.8190